Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Leases

NOTE 5 - OPERATING LEASES

At December 31, 2019, the Company had one operating lease for its headquarters office space in Burbank, California that expires on July 31, 2023.

In February 2020, the Company took possession of a second leased facility consisting of office, research, and production space also located in Burbank, California. The lease commenced on January 1, 2020, and has a term for 5 years, with annual fixed rental payments ranging from $90 to $101. The aggregate total fixed rent is approximately $478 and resulted in the recognition of an operating lease right-of-use (“ROU”) asset and of corresponding lease liability of approximately $432 each. The Company also paid a security deposit of $16. At June 30, 2020, the Company did not have any other leases.

ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Generally the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Six months ended June 30, 2020
(in thousands)
Lease Cost
Operating lease cost (included in selling, general, and administrative expense in the Company’s statement of operations)	$99

Other Information
Cash paid for amounts included in the measurement of lease liabilities for 2020	$69
Weighted average remaining lease term – operating leases (in years)	3.5
Average discount rate – operating leases	4%

The supplemental balance sheet information related to leases for the period is as follows:

At June 30, 2020
Operating leases
Long-term right-of-use assets	$680

Short-term operating lease liabilities	$167
Long-term operating lease liabilities	525
Total operating lease liabilities	$692

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2020	$150
2021	186
2022	202
2023	172
2024	103
Total lease payments	813
Less: Imputed interest/present value discount	(121)
Present value of lease liabilities	692
Less current portion	(167)
Operating lease liabilities, long-term	$525

Lease expenses were $50 and $99 during the three and six months ended June 30, 2020, respectively. Lease expenses were $28 and $61 during the three and six months ended June 30, 2019, respectively.

NOTE 5 - OPERATING LEASE

The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023. At December 31, 2019, the Company did not have any other leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Prior to January 1, 2019, the Company accounted for leases under ASC 840, Accounting for Leases. Effective January 1, 2019, the Company adopted the guidance of ASC 842, Leases (“ASC 842”), which requires an entity to recognize a right-of-use asset and a lease liability for certain leases. The Company adopted ASC 842 using a modified retrospective approach. As a result, the comparative financial information has not been updated and the required disclosures prior to the date of adoption have not been updated and continue to be reported under the accounting standards in effect for those periods. The adoption of ASC 842 on January 1, 2019, resulted in the recognition of operating lease right-of-use assets of $420,112 and corresponding lease liabilities of approximately the same amount. There was no cumulative-effect adjustment to accumulated deficit. As of December 31, 2019, the unamortized right of use asset was $332,980 and total lease liabilities were $337,453, of which $85,662 was current.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Year ended December 31, 2019
Lease Cost
Operating lease cost (included in selling, general, and administrative expense in the Company’s statement of operations)	$107,588

Other Information
Cash paid for amounts included in the measurement of lease liabilities for 2019	$98,375
Weighted average remaining lease term – operating leases (in years)	3.5
Average discount rate – operating leases	4%

The supplemental balance sheet information related to leases for the period is as follows:

At December 31, 2019
Operating leases
Long-term right-of-use assets	$332,980

Short-term operating lease liabilities	$85,662
Long-term operating lease liabilities	251,791
Total operating lease liabilities	$337,453

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2020	$97,625
2021	102,506
2022	107,632
2023	55,126
Total lease payments	362,889
Less: Imputed interest/present value discount	(25,436)
Present value of lease liabilities	337,453
Less current portion	(85,662)
Operating lease liabilities, long-term	$251,791

Lease expense were $107,588 and $42,040 during the year ended December 31, 2019 and the nine-month period ended December 31, 2018, respectively.

Subsequent to December 31, 2019, the Company commenced leasing a second facility in addition to its headquarters facility described above (See Note 13).